Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Total Right-of-Use Assets and Lease Liabilities	The following table represents the movement of total right-of-use assts and lease liabilities.
	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease right-of-use assets
Balance at beginning of the period	$-	$88,055
Less: Accumulated amortization	-	(45,414)
Foreign exchange difference	-	(3,183)
Balance at end of the period	$-	$39,458
	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Finance lease right-of-use assets
Balance at beginning of the period	$-	$461,629
Less: Accumulated amortization	-	(8,177)
Less: Exercised purchase option	-	(436,765)
Foreign exchange difference	-	(16,687)
Balance at end of the period	$-	$-

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease liabilities
Balance at beginning of the period	$-	$88,055
Less: Principal payments under operating lease obligations	-	(43,195)
Impact of VAT	-	1,348
Foreign exchange difference	-	(3,183)
Balance at end of the period	$-	$43,025
	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Finance lease liabilities
Balance at beginning of the period	$-	$12,510
Less: Principal payments under financing lease obligations	-	(12,700)
Interest expense on finance lease	-	121
Foreign exchange difference	-	69
Balance at end of the period	$-	$-